LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Schedule of maturities of lease liabilities

	As of December 31,
Year Ending December 31,	2020	2021
2021	41,893	—
2022	32,006	73,723
2023	15,602	66,932
2024	11,507	59,633
2025	7,857	42,059
2026	616	6,914
Thereafter	—	205
Total lease payment	109,481	249,466
Less: imputed interest	(9,380)	(18,112)
Present value of minimum operating lease payments	100,101	231,354

Schedule of Weighted-Average Remaining Lease Terms And Weighted-Average Discount Rates Leases

	As of December 31,
	2020	2021
Weighted-average remaining lease term	3.2years	3.6years
Weighted-average discount rate	5.0%	4.3%